SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating segments | Integer	1
Assets	$ 36,852,097	$ 22,008,739	$ 626,112
Allowance for account receivables	50,000	20,000	25,000
Capitalized internal-use software costs	1,015,176	569,923
Capitalized internal-use software amortization costs	0	0
Carrying value of long lived assets held	1,176,235	802,557
Deferred financing costs		1,427,729
Impairment of long lived assets		0	0
Capitalized internal-use software impairment costs		0
Short term lease expense		186,202	$ 19,000
KOREA, REPUBLIC OF
Assets	$ 1,257,960
Carrying value of long lived assets held		$ 1,012,291